[State Farm Life Insurance Company Letterhead]

May 5, 2017

BY EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

RE:State Farm Life Insurance Company Variable Life Separate Account

        (File No. 333-19521)

Ladies and Gentlemen:

On behalf of the above-referenced registrant, and in lieu of filing a prospectus and statement of additional information pursuant to Rule 497(c) under the Securities Act of 1933, as amended, I hereby certify pursuant to Rule 497(j) that the form of prospectus and statement of additional information that would have been filed would not have differed from the prospectus and statement of additional information contained in the registrant’s most recent post-effective amendment filed with the Securities and Exchange Commission via Edgar on April 28, 2017.

Please contact me at 309-735-0030 if you have any questions about this filing.

Sincerely,

/s/ Jonathan F. Allen

Jonathan F. Allen

Counsel